UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2004

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-		(initial filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		April 12, 2004
SUSAN F. AKERS

Report Type (Check only one.):

X   13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	117

Form 13F Information Table Value Total:	$182,878	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole







3M CO COM
88579y101
$164
2,000
Sole
None
2,000
ABBOTT LABS COM
002824100
$16
385
Sole
None
385
ADMINISTAFF INC COM
007094105
$2,344
134,500
Sole
None
134,500
ALLSTATE CORP COM
020002101
$170
3,742
Sole
None
3,742
ALLTEL CORP COM
020039103
$1,809
36,259
Sole
None
36,259
ALTRIA GROUP INC COM
02209s103
$39
710
Sole
None
710
ALUMINUM CO AMER COM
013817101
$173
4,985
Sole
None
4,985
AMERICAN EXPRESS CO COM
025816109
$1,096
21,140
Sole
None
21,140
AMERICAN INTL GROUP COM
026874107
$1,744
24,439
Sole
None
24,439
AMGEN INC COM
031162100
$43
735
Sole
None
735
ANADARKO PETE CORP COM
032511107
$65
1,250
Sole
None
1,250
ANHEUSER-BUSCH
035229103
$40
783
Sole
None
783
AQUANTIVE INC COM
03839g105
$66
6,900
Sole
None
6,900
AT&T WIRELESS SVCS INC COM
00209A106
$66
4,826
Sole
None
4,826
AVERY DENNISON CORP COM
053611109
$106
1,700
Sole
None
1,700
BAKER HUGHES INC COM
057224107
$1,313
36,000
Sole
None
36,000
BANK ONE CORP COM
06423A103
$112
2,055
Sole
None
2,055
BANKAMERICA CORP NEW COM
060505104
$551
6,808
Sole
None
6,808
BAXTER INTL INC COM
071813109
$58
1,892
Sole
None
1,892
BEAR STEARNS COS INC COM
073902108
$88
1,000
Sole
None
1,000
BEAZER HOMES USA INC COM
07556Q10
5
$2,585
24,412
Sole
None
24,412
BED BATH & BEYOND INC COM
075896100
$67
1,600
Sole
None
1,600
BERKSHIRE HATHAWAY INC CL B
084670207
$31
10
Sole
None
10
BIG LOTS INC COM
089302103
$2,514
173,400
Sole
None
173,400
BJS WHOLESALE CLUB INC COM
05548J106
$2,247
88,275
Sole
None
88,275
BRIGHT HORIZON FAMILY COM
109195107
$2,261
47,950
Sole
None
47,950
BRINKER INTL INC COM
109641100
$3,679
96,995
Sole
None
96,995
BRISTOL MYERS SQUIBB COM
110122108
$1,319
54,450
Sole
None
54,450
BRITISH PETE PLC AMERN SH
055622104
$807
15,752
Sole
None
15,752
CAMDEN PPTY TR SH BEN INT
133131102
$2,537
56,444
Sole
None
56,444
CANADIAN NATL RY CO COM
136375102
$1,192
30,300
Sole
None
30,300
CARNIVAL CRUISE LINES
143658102
$71
1,572
Sole
None
1,572
CATERPILLAR INC DEL COM
149123101
$1,616
20,435
Sole
None
20,435
CEDAR FAIR, L.P.
150185106
$52
1,500
Sole
None
1,500
CENDANT CORP COM
151313103
$4,379
179,528
Sole
None
179,528
CENTEX CORP COM
152312104
$1,860
34,400
Sole
None
34,400
CHARTER ONE FINL INC COM
160903100
$37
1,060
Sole
None
1,060
CHEVRONTEXACO CORP COM
166764100
$562
6,406
Sole
None
6,406
CINERGY CORP COM
172474108
$23
561
Sole
None
561
CISCO SYS INC COM
17275R102
$2,673
113,410
Sole
None
113,410
CITIGROUP INC COM
172967101
$1,643
31,776
Sole
None
31,776
COLE NATIONAL CORP NEW CL A
193290103
$33
1,500
Sole
None
1,500
COMCAST CORP CL A
20030n101
$2,540
88,321
Sole
None
88,321
CONSOLIDATED EDISON COM
209115104
$79
1,800
Sole
None
1,800
DELPHI AUTOMOTIVE SYS CORP COM
247126105
$219
21,954
Sole
None
21,954
DEVELOPERS DIVERS RLTY COM
251591103
$24
600
Sole
None
600
DIRECTV GROUP INC COM
25459L106
$141
9,151
Sole
None
9,151
DISNEY WALT CO COM
254687106
$3,287
131,540
Sole
None
131,540
DOW CHEM CO COM
260543103
$228
5,664
Sole
None
5,664
DUKE REALTY INVT INC COM NEW
264411505
$1,781
51,300
Sole
None
51,300
E M C CORP MASS COM
268648102
$323
23,745
Sole
None
23,745
EAGLE MATERIALS INC CL B
26969p207
$150
2,560
Sole
None
2,560
EAGLE MATERIALS INC COM
26969p108
$45
759
Sole
None
759
EASTMAN KODAK CO COM
277461109
$1,311
50,095
Sole
None
50,095
EOG RES INC COM
26875P101
$2,177
47,440
Sole
None
47,440
ESTEE LAUDER
518439104
$2,872
64,775
Sole
None
64,775
EXXON CORP COM
30231G10
2
$950
22,833
Sole
None
22,833
FERRO CORP COM
315405100
$47
1,800
Sole
None
1,800
FIRSTMERIT CORP COM
337915102
$2,778
106,630
Sole
None
106,630
FISERV INC COM
337738108
$20
562
Sole
None
562
FLEETBOSTON FINL CORP COM
339030108
$24
525
Sole
None
525
FLUOR CORP COM
343412102
$925
23,900
Sole
None
23,900
FORD MTR CO DEL COM
345370860
$27
1,957
Sole
None
1,957
FRANKLIN RES INC COM
354613101
$1,991
35,750
Sole
None
35,750
GATX CORP COM
361448103
$2,108
95,100
Sole
None
95,100
GENCORP INC COM
368682100
$1,963
181,269
Sole
None
181,269
GENERAL ELEC CO COM
369604103
$2,933
96,086
Sole
None
96,086
GENERAL GROWTH PPTYS COM
370021107
$33
942
Sole
None
942
GENERAL MTRS CORP COM
370442105
$852
18,092
Sole
None
18,092
GEORGIA PAC CORP COM GA PAC
GRP
373298108
$310
9,200
Sole
None
9,200
GILLETTE CO COM
375766102
$133
3,400
Sole
None
3,400
GLAXOSMITHKLINE PLC SPONSORED
ADR
37733W10
5
$24
600
Sole
None
600
GLENBOROUGH RLTY TR COM
37803P105
$21
950
Sole
None
950
GOLD FIELDS LTD NEW SPONSORED
ADR
38059t106
$21
1,600
Sole
None
1,600
HALLIBURTON CO COM
406216101
$2,313
76,110
Sole
None
76,110
HARLEY DAVIDSON INC COM
412822108
$53
1,000
Sole
None
1,000
HARTFORD FINL SVCS COM
416515104
$662
10,400
Sole
None
10,400
HCA-THE HEALTHCARE COMPANY
404119109
$2,786
68,597
Sole
None
68,597
HEWLETT-PACKARD
428236103
$2,859
125,179
Sole
None
125,179
HILFIGER TOMMY CORP ORD
G8915Z10
2
$2,240
131,750
Sole
None
131,750
HOME DEPOT INC COM
437076102
$56
1,512
Sole
None
1,512
HONEYWELL INTL INC
438516106
$56
1,660
Sole
None
1,660
HORACE MANN EDUCTR CP COM
440327104
$1,304
82,950
Sole
None
82,950
HOST MARRIOTT CORP NEW PFD C
10% CUM
44107P401
$28
1,000
Sole
None
1,000
HSBC HLDGS PLC SPON ADR NEW
404280406
$81
1,080
Sole
None
1,080
IAMGOLD CORP COM
450913108
$33
5,000
Sole
None
5,000
IDACORP INC COM
451107106
$27
900
Sole
None
900
INTEL CORP COM
458140100
$3,213
118,107
Sole
None
118,107
INTERNATIONAL BUS MACH COM
459200101
$400
4,359
Sole
None
4,359
INTL PAPER CO COM
460146103
$312
7,376
Sole
None
7,376
ISHARES TR DJ US BAS MATL
464287838
$50
1,124
Sole
None
1,124
ISHARES TR DJ US CON CYCL
464287580
$52
916
Sole
None
916
ISHARES TR DJ US ENERGY
464287796
$52
1,000
Sole
None
1,000
ISHARES TR DJ US FINL SEC
464287788
$51
550
Sole
None
550
ITT INDS INC IND COM
450911102
$1,588
20,800
Sole
None
20,800
J P MORGAN CHASE & CO COM
46625H100
$1,190
28,362
Sole
None
28,362
KANEB PIPE LINE PARTNR SR PREF
UNIT
484169107
$80
1,500
Sole
None
1,500
KENNAMETAL INC COM
489170100
$2,598
62,950
Sole
None
62,950
KEYCORP NEW COM
493267108
$81
2,684
Sole
None
2,684
KIMBERLY CLARK CORP COM
494368103
$388
6,156
Sole
None
6,156
KRAMONT RLTY TR COM SH BEN INT
50075Q10
7
$57
3,000
Sole
None
3,000
LEHMAN BROS HLDGS INC COM
524908100
$3,734
45,060
Sole
None
45,060
LEXINGTON CP PPTYS TR COM
529043101
$54
2,500
Sole
None
2,500
LILLY ELI & CO COM
532457108
$34
515
Sole
None
515
LOCKHEED MARTIN CORP COM
539830109
$50
1,092
Sole
None
1,092
LOEWS CORP COM
540424108
$1,313
22,224
Sole
None
22,224
LUBRIZOL CORP COM
549271104
$847
26,900
Sole
None
26,900
MAGELLAN MIDSTREAM PRT COM
UNIT RP LP
559080106
$225
4,100
Sole
None
4,100
MAGNA ENTMT CORP CL A
559211107
$40
6,700
Sole
None
6,700
MBNA CORP COM
55262l100
$36
1,300
Sole
None
1,300
MEDCO HEALTH SOLUTIONS COM
58405U102
$250
7,359
Sole
None
7,359
MEDTRONIC INC COM
585055106
$52
1,089
Sole
None
1,089
MERCK & CO INC COM
589331107
$2,954
66,854
Sole
None
66,854
METLIFE INC COM
59156R108
$193
5,414
Sole
None
5,414
MICROSOFT CORP COM
594918104
$121
4,858
Sole
None
4,858
MILLS CORP COM
601148109
$1,198
22,475
Sole
None
22,475
MONSANTO CO NEW COM
61166w101
$26
696
Sole
None
696
MORGAN STANLEY DEAN WITTER &
CO NEW
617446448
$452
7,896
Sole
None
7,896
MOTOROLA
620076109
$2,603
147,915
Sole
None
147,915
NATIONAL CITY CORP COM
635405103
$511
14,350
Sole
None
14,350
NATIONAL SEMICONDUCTOR COM
637640103
$4,258
95,825
Sole
None
95,825
NATIONWIDE FINL SVCS CL A
638612101
$2,046
56,750
Sole
None
56,750
NEWELL RUBBERMAID INC COM
651229106
$57
2,443
Sole
None
2,443
NEWFIELD EXPL CO COM
651290108
$1,453
30,313
Sole
None
30,313
NORDSON CORP COM
655663102
$3,045
81,300
Sole
None
81,300
NORDSTROM INC
655664100
$4,434
111,140
Sole
None
111,140
NORTHROP GRUMMAN CORP COM
666807102
$2,519
25,597
Sole
None
25,597
OMNICARE INC COM
681904108
$2,172
49,000
Sole
None
49,000
ORACLE SYSTEMS
68389X105
$1,953
162,755
Sole
None
162,755
OWENS & MINOR INC NEW COM
690732102
$3,054
120,704
Sole
None
120,704
PFIZER INC COM
717081103
$654
18,672
Sole
None
18,672
PLUM CREEK TIMBER CO COM
729251108
$208
6,395
Sole
None
6,395
PROCTER & GAMBLE CO COM
742718109
$287
2,734
Sole
None
2,734
PROGRESSIVE CORP OHIO COM
743315103
$6,697
76,454
Sole
None
76,454
PROTECTIVE LIFE CORP COM
743674103
$43
1,146
Sole
None
1,146
PRUDENTIAL FINL INC COM
744320102
$199
4,446
Sole
None
4,446
QUALITY DINING INC COM
74756P105
$131
56,000
Sole
None
56,000
REUTERS GROUP PLC
76132M10
2
$26
600
Sole
None
600
ROYAL BK SCOTLAND GRP SP ADR
PREF D
780097606
$14
500
Sole
None
500
ROYAL DUTCH PETE CO NY REG
GLD1.25
780257804
$21
450
Sole
None
450
SBC COMMUNICATIONS INC COM
78387G10
3
$140
5,715
Sole
None
5,715
SCHERING PLOUGH CORP COM
806605101
$26
1,600
Sole
None
1,600
SCHLUMBERGER LTD COM
806857108
$3,354
52,535
Sole
None
52,535
SCUDDER NEW ASIA FD COM
811183102
$929
62,600
Sole
None
62,600
SEARS ROEBUCK & CO COM
812387108
$60
1,400
Sole
None
1,400
SIMON PPTY GROUP NEW COM
828806109
$2,219
37,968
Sole
None
37,968
SOUTHERN CO COM
842587107
$70
2,300
Sole
None
2,300
SOUTHERN FINL BANCORP COM
842870107
$26
589
Sole
None
589
SOUTHWEST AIRLS CO COM
844741108
$22
1,550
Sole
None
1,550
ST PAUL CO
792860108
$3,052
76,287
Sole
None
76,287
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$3,977
98,197
Sole
None
98,197
STERIS CORP COM
859152100
$2,801
108,552
Sole
None
108,552
TARGET CORP COM
87612e106
$27
600
Sole
None
600
TENET HEALTHCARE CORP COM
88033G10
0
$469
42,010
Sole
None
42,010
TERADYNE INC COM
880770102
$1,843
77,350
Sole
None
77,350
TETRA TECH INC NEW COM
88162G10
3
$2,832
131,985
Sole
None
131,985
TEXAS INSTRUMENTS   INC
NF
882508104
$26
900
Sole
None
900
THORNBURG MTG ASSET CP COM
885218107
$62
2,000
Sole
None
2,000
TIME WARNER INC COM
887317105
$2,866
170,000
Sole
None
170,000
TJX COS INC NEW COM
872540109
$729
29,700
Sole
None
29,700
TOTAL S A SPONSORED ADR
89151E109
$37
400
Sole
None
400
TOWN & CTRY TR SH BEN INT
892081100
$44
1,600
Sole
None
1,600
TOYS R US INC COM
892335100
$1,290
76,800
Sole
None
76,800
TRANSOCEAN SEDCO FOREX INC
g90078109
$2,021
72,467
Sole
None
72,467
TRIBUNE CO NEW COM
896047107
$41
807
Sole
None
807
UBS AG ORD
H8920M85
5
$366
4,919
Sole
None
4,919
US BANCORP DEL COM NEW
902973304
$41
1,500
Sole
None
1,500
VERIZON COMMUNICATIONS COM
92343V104
$1,242
33,989
Sole
None
33,989
VODAFONE GROUP PLC
92857W10
0
$142
5,960
Sole
None
5,960
WACHOVIA CORP 2ND NEW COM
929903102
$3,146
66,943
Sole
None
66,943
WAL-MART STORES
931142103
$287
4,800
Sole
None
4,800
WEBMD CORP COM
94769M10
5
$117
13,200
Sole
None
13,200
WEBSENSE INC COM
947684106
$2,227
75,200
Sole
None
75,200
WEYERHAEUSER CO COM
962166104
$46
700
Sole
None
700
WILD OATS MARKETS INC COM
96808B107
$3,082
260,559
Sole
None
260,559
XCEL ENERGY INC COM
98389B100
$28
1,550
Sole
None
1,550
XEROX CORP COM
984121103
$29
2,000
Sole
None
2,000








117
$182,878